                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

                    The Milestone Funds
                    One Odell Plaza
                    Yonkers, NY  10701

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2.   Name of each series or class of funds for which this notice is filed:

                    Treasury Obligations Portfolio Investor Class
                    Treasury Obligations Portfolio Institutional Class

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3.   Investment Company Act File Number: 811-8620

     Securities Act File Number:  33-81574

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4.   Last day of fiscal year for which this notice is filed:

                    November 30, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 / /

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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    0 (zero) Shares

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                                          Shares        Dollars
                                                          ------        -------
  Treasury Obligations Portfolio - Investor Class       51,040,000   $ 51,040,000
  Treasury Obligations Portfolio - Institutional Class  64,960,000     64,960,000
                                                       -----------    -----------
  TOTAL                                                116,000,000   $116,000,000

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9.   Number and aggregate sale price of securities sold during fiscal year:

                                                          Shares        Dollars
                                                          ------        -------
  Treasury Obligations Portfolio - Investor Class       1,191,429,951  $1,191,429,951
  Treasury Obligations Portfolio - Institutional Class  1,520,992,027   1,520,992,027
                                                        -------------  --------------
  TOTAL                                                 2,712,421,978  $2,712,421,978

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

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                            Shares           Dollars
                                                            ------           -------
    Treasury Obligations Portfolio - Investor Class      1,140,389,951   $1,140,389,951
    Treasury Obligations Portfolio - Institutional Class 1,456,032,027    1,456,032,027
                                                         -------------   --------------
    TOTAL                                                2,596,421,978   $2,596,421,978

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                            Shares           Dollars
                                                            ------           -------
    Treasury Obligations Portfolio - Investor Class        4,238,692        $4,238,692
    Treasury Obligations Portfolio - Institutional Class   4,032,895         4,032,895
                                                           ---------       -----------
    TOTAL                                                  8,271,587        $8,271,587

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            Rule 24f-2 (from Item 10):                     $   2,596,421,978
                                                           -----------------

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):           +       8,271,587
                                                           -----------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                               -   2,409,361,786
                                                           -----------------

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant
            to Rule 24c-2 (if applicable):                 +               0
                                                           -----------------

     (v)    Net aggregate price of securities sold and
            issued during the fiscal year in reliance
            on Rule 24f-2 [line (i), plus line (ii),
            less line (iii), plus line (iv)]
            (if applicable):                                     195,331,779
                                                           -----------------

     (vi)   Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                           x    1/2900


     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]                                  $       67,355.79
                                                           -----------------
                                                           -----------------

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                             /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          January 26, 1996

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By                         /s/ Jeffrey R. Hanson, Secretary
          ------------------------------------------------------
                                    Jeffrey R.  Hanson, Secretary

     Date:   January 24, 1996

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